Calvert
Long-Term Income Fund
June 30, 2020
Schedule of Investments (Unaudited)

Asset-Backed Securities — 4.2%

Security	Principal Amount (000's omitted)	Value
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	$378	$ 362,889
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	416	440,127
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	437	353,669
Planet Fitness Master Issuer, LLC, Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	622	538,389
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49(1)	500	529,815
Sonic Capital, LLC, Series 2020-1A, Class A2II, 4.336%, 1/20/50(1)	479	503,020
TES, LLC, Series 2017-1A, Class A, 4.33%, 10/20/47(1)	274	271,498
Wendy's Funding, LLC, Series 2015-1A, Class A23, 4.497%, 6/15/45(1)	1,143	1,166,307
Total Asset-Backed Securities (identified cost $4,248,654)		$ 4,165,714

Corporate Bonds — 83.2%

Security	Principal Amount (000's omitted)	Value
Basic Materials — 0.8%
Sherwin-Williams Co. (The), 4.50%, 6/1/47	$500	$ 609,408
Yara International ASA, 3.148%, 6/4/30(1)	198	206,270
		$ 815,678
Communications — 9.5%
AT&T, Inc.:
3.65%, 6/1/51	$460	$ 482,101
4.50%, 3/9/48	425	499,543
4.75%, 5/15/46	1,510	1,790,942
4.90%, 6/15/42	435	521,917
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	1,395	1,587,629
Comcast Corp., 4.25%, 1/15/33	305	375,009
Crown Castle Towers, LLC, 3.663%, 5/15/45(1)	487	520,826
Discovery Communications, LLC:
3.625%, 5/15/30	94	103,019
5.20%, 9/20/47	1,010	1,176,424
NBCUniversal Media, LLC, 4.45%, 1/15/43	1,415	1,782,124
T-Mobile USA, Inc., 2.55%, 2/15/31(1)	495	497,980
Verizon Communications, Inc., 3.875%, 2/8/29	120	142,219
		$9,479,733
Security	Principal Amount (000's omitted)	Value
Consumer, Cyclical — 4.0%
Aptiv PLC, 5.40%, 3/15/49	$665	$ 696,889
Azul Investments, LLP, 5.875%, 10/26/24(1)	265	124,588
Home Depot, Inc. (The):
2.70%, 4/15/30	142	156,222
3.50%, 9/15/56	460	534,594
4.40%, 3/15/45	365	463,428
Magna International, Inc., 2.45%, 6/15/30	300	307,433
Nordstrom, Inc.:
4.375%, 4/1/30	432	339,498
5.00%, 1/15/44	605	428,922
Starbucks Corp., 3.75%, 12/1/47	332	358,094
Tapestry, Inc., 4.125%, 7/15/27	587	553,200
		$3,962,868
Consumer, Non-cyclical — 7.2%
AbbVie, Inc., 4.30%, 5/14/36	$420	$498,087
Ashtead Capital, Inc., 4.25%, 11/1/29(1)	304	304,760
Centene Corp.:
3.375%, 2/15/30	172	173,939
4.625%, 12/15/29	279	296,094
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29	190	204,115
CVS Health Corp.:
3.25%, 8/15/29	800	885,424
4.30%, 3/25/28	618	722,969
5.05%, 3/25/48	1,065	1,387,585
CVS Pass-Through Trust, 6.036%, 12/10/28	200	226,481
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	450	472,443
Ford Foundation (The), 2.415%, 6/1/50	270	276,285
Kaiser Foundation Hospitals, 3.15%, 5/1/27	319	354,786
Kroger Co. (The), 3.875%, 10/15/46	415	466,306
Merck & Co., Inc., 2.45%, 6/24/50	416	418,815
Pfizer, Inc., 2.625%, 4/1/30	160	176,241
Zoetis, Inc., 4.70%, 2/1/43	210	277,785
		$7,142,115
Energy — 1.9%
National Oilwell Varco, Inc.:
3.60%, 12/1/29	$550	$540,199
3.95%, 12/1/42	575	482,055
Oceaneering International, Inc., 4.65%, 11/15/24	154	116,751
TerraForm Power Operating, LLC, 4.75%, 1/15/30(1)	757	770,104
		$1,909,109
Financial — 35.6%
Affiliated Managers Group, Inc., 3.30%, 6/15/30	$393	$401,138

Calvert
Long-Term Income Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Financial (continued)
Aflac, Inc., 3.60%, 4/1/30	$1,281	$ 1,497,231
Aon Corp., 2.80%, 5/15/30	209	223,881
Arch Capital Group, Ltd., 3.635%, 6/30/50	333	350,053
Athene Holding, Ltd., 4.125%, 1/12/28	1,214	1,253,109
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(2)	316	322,621
Banco Santander S.A., 3.80%, 2/23/28	340	369,203
Bank of America Corp.:
2.676% to 6/19/40, 6/19/41(2)	741	763,874
3.824% to 1/20/27, 1/20/28(2)	2,025	2,304,388
Bank of Montreal, 3.803% to 12/15/27, 12/15/32(2)	1,322	1,423,959
BankUnited, Inc., 5.125%, 6/11/30	855	873,792
BBVA Bancomer S.A., 5.125% to 1/18/28, 1/18/33(1)(2)	670	625,676
Brookfield Finance, Inc., 4.70%, 9/20/47	700	807,690
Brown & Brown, Inc., 4.50%, 3/15/29	302	325,836
Capital One Financial Corp.:
3.75%, 7/28/26	865	944,656
4.20%, 10/29/25	200	222,200
Charles Schwab Corp. (The), Series G, 5.375% to 6/1/25(2)(3)	166	177,756
Citigroup, Inc.:
2.976% to 11/5/29, 11/5/30(2)	141	150,141
3.668% to 7/24/27, 7/24/28(2)	211	235,356
3.887% to 1/10/27, 1/10/28(2)	1,945	2,193,319
4.125%, 7/25/28	270	305,365
4.65%, 7/23/48	210	276,499
5.316% to 3/26/40, 3/26/41(2)	400	545,357
Citizens Financial Group, Inc., 4.30%, 12/3/25	590	660,956
Commonwealth Bank of Australia, 3.61% to 9/12/29, 9/12/34(1)(2)	288	306,981
Crown Castle International Corp., 4.75%, 5/15/47	525	650,329
Digital Realty Trust, L.P.:
3.70%, 8/15/27	490	559,241
4.75%, 10/1/25	415	479,351
Discover Financial Services, 6.125% to 6/23/25(2)(3)	731	751,614
EPR Properties:
3.75%, 8/15/29	1,250	1,090,867
4.95%, 4/15/28	670	640,446
Goldman Sachs Group, Inc. (The), 3.691% to 6/5/27, 6/5/28(2)	1,002	1,122,946
JPMorgan Chase & Co.:
2.522% to 4/22/30, 4/22/31(2)	450	476,285
2.739% to 10/15/29, 10/15/30(2)	219	235,101
2.956% to 5/13/30, 5/13/31(2)	225	239,774
4.493% to 3/24/30, 3/24/31(2)	300	367,237
KKR Group Finance Co. VI, LLC, 3.75%, 7/1/29(1)	797	916,154
Security	Principal Amount (000's omitted)	Value
Financial (continued)
Macquarie Bank, Ltd., 3.624%, 6/3/30(1)	$334	$ 350,649
MetLife, Inc.:
4.05%, 3/1/45	325	382,828
5.70%, 6/15/35	175	253,601
Morgan Stanley:
3.591% to 7/22/27, 7/22/28(2)	1,980	2,229,568
3.622% to 4/1/30, 4/1/31(2)	449	513,885
4.375%, 1/22/47	265	343,886
Nationwide Building Society:
3.96% to 7/18/29, 7/18/30(1)(2)	404	455,254
4.125% to 10/18/27, 10/18/32(1)(2)	600	650,012
Principal Financial Group, Inc.:
3.70%, 5/15/29	380	432,894
4.625%, 9/15/42	450	561,487
Radian Group, Inc., 4.875%, 3/15/27	735	693,057
Raymond James Financial, Inc., 4.65%, 4/1/30	145	173,688
Regions Financial Corp., 5.75% to 6/15/25(2)(3)(4)	259	267,236
Simon Property Group, L.P., 4.25%, 11/30/46	255	276,818
Standard Chartered PLC, 6.00% to 7/26/25(1)(2)(3)(4)	362	362,905
Stifel Financial Corp., 4.00%, 5/15/30	519	550,698
Synchrony Financial, 5.15%, 3/19/29	325	366,857
Truist Financial Corp., 5.10% to 3/1/30(2)(3)	650	672,815
UniCredit SpA, 5.861% to 6/19/27, 6/19/32(1)(2)	450	473,465
Welltower, Inc., 2.75%, 1/15/31	200	199,438
		$35,301,423
Industrial — 7.7%
AP Moller - Maersk A/S, 4.50%, 6/20/29(1)	$485	$522,226
Cemex SAB de CV, 7.375%, 6/5/27(1)	200	203,700
FedEx Corp.:
4.25%, 5/15/30	425	486,267
4.55%, 4/1/46	425	459,354
Jabil, Inc.:
3.60%, 1/15/30	254	266,454
3.95%, 1/12/28	1,085	1,167,450
Johnson Controls International PLC, 4.625%, 7/2/44	550	622,426
nVent Finance S.a.r.l., 4.55%, 4/15/28	825	883,784
Owens Corning:
3.95%, 8/15/29	525	572,786
4.40%, 1/30/48	559	583,498
Trimble, Inc., 4.90%, 6/15/28	526	604,455
Valmont Industries, Inc., 5.00%, 10/1/44	685	713,781
Xylem, Inc., 4.375%, 11/1/46	475	513,786
		$7,599,967

Calvert
Long-Term Income Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Technology — 5.9%
Apple, Inc., 3.45%, 2/9/45	$350	$ 409,719
Broadridge Financial Solutions, Inc., 3.40%, 6/27/26	450	497,901
DXC Technology Co., 4.75%, 4/15/27	1,450	1,590,927
HP, Inc., 3.40%, 6/17/30	714	735,530
Oracle Corp.:
4.00%, 7/15/46	280	331,957
4.125%, 5/15/45	500	601,639
Seagate HDD Cayman:
4.091%, 6/1/29(1)	81	84,869
5.75%, 12/1/34	1,204	1,330,582
Western Digital Corp., 4.75%, 2/15/26	248	257,062
		$5,840,186
Utilities — 10.6%
American Water Capital Corp.:
3.75%, 9/1/47	$890	$1,036,987
4.00%, 12/1/46	500	605,836
Avangrid, Inc., 3.80%, 6/1/29	822	955,923
CMS Energy Corp., 3.00%, 5/15/26	500	543,156
Consolidated Edison Co. of New York, Inc.:
3.35%, 4/1/30	257	293,066
4.00%, 11/15/57	420	485,235
4.30%, 12/1/56	260	309,830
Enel Finance International NV, 3.625%, 5/25/27(1)	573	626,453
Engie Energia Chile S.A., 3.40%, 1/28/30(1)	500	521,375
MidAmerican Energy Co., 4.25%, 7/15/49	800	1,040,069
NextEra Energy Operating Partners, L.P., 4.50%, 9/15/27(1)	620	649,906
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)	187	189,088
Northern States Power Co., 2.60%, 6/1/51	600	606,763
Public Service Co. of Colorado, 3.20%, 3/1/50	1,350	1,511,406
Sempra Energy, 4.875% to 10/15/25(2)(3)	960	962,400
Terraform Global Operating, LLC, 6.125%, 3/1/26(1)	225	222,426
		$10,559,919
Total Corporate Bonds (identified cost $76,095,285)		$82,610,998

Preferred Stocks — 1.2%

Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.4%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(2)	24,700	$ 400,634
		$ 400,634
Security	Shares	Value
Real Estate Management & Development — 0.8%
Brookfield Property Partners, L.P.:
Series A, 5.75%	13,000	$ 215,280
Series A2, 6.375%	31,000	562,030
		$ 777,310
Total Preferred Stocks (identified cost $1,685,654)		$ 1,177,944

Taxable Municipal Obligations — 4.3%

Security	Principal Amount (000's omitted)	Value
General Obligations — 1.5%
Massachusetts, Green Bonds, 3.277%, 6/1/46	$1,300	$ 1,508,091
		$ 1,508,091
Special Tax Revenue — 0.3%
California Health Facilities Financing Authority, (No Place Like Home Program):
2.984%, 6/1/33	$155	$ 160,803
3.034%, 6/1/34	110	113,968
		$ 274,771
Water and Sewer — 2.5%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$555	$800,321
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	1,530	1,632,265
		$2,432,586
Total Taxable Municipal Obligations (identified cost $3,743,932)		$4,215,448

U.S. Government Agencies and Instrumentalities — 0.5%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
3.435%, 8/1/34	$145	$ 171,096
3.485%, 8/1/35	85	100,378
3.585%, 8/1/37	150	173,775
Total U.S. Government Agencies and Instrumentalities (identified cost $417,896)		$ 445,249

Calvert
Long-Term Income Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

U.S. Treasury Obligations — 4.9%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
2.00%, 2/15/50(4)	$1,645	$ 1,883,461
2.25%, 8/15/49	679	816,471
U.S. Treasury Inflation-Protected Notes, 0.75%, 7/15/28(5)	1,599	1,804,459
U.S. Treasury Notes, 0.625%, 5/15/30	381	379,899
Total U.S. Treasury Obligations (identified cost $4,393,512)		$ 4,884,290

Short-Term Investments — 2.8%
Other — 0.4%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.13%(6)	427,606	$ 427,606
Total Other (identified cost $427,607)		$ 427,606
Securities Lending Collateral — 2.4%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(7)	2,372,045	$ 2,372,045
Total Securities Lending Collateral (identified cost $2,372,045)		$ 2,372,045
Total Short-Term Investments (identified cost $2,799,652)		$ 2,799,651
Total Investments — 101.1% (identified cost $93,384,585)		$100,299,294
Other Assets, Less Liabilities — (1.1)%		$ (1,043,367)
Net Assets — 100.0%		$ 99,255,927

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $14,074,002, which represents 14.2% of the net assets of the Fund as of June 30, 2020.
(2)	Security converts to variable rate after the indicated fixed-rate coupon period.
(3)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(4)	All or a portion of this security was on loan at June 30, 2020. The aggregate market value of securities on loan at June 30, 2020 was $2,462,522 and the total market value of the collateral received by the Fund was $2,528,795, comprised of cash of $2,372,045 and U.S. government and/or agencies securities of $156,750.
(5)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(6)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2020.
(7)	Represents investment of cash collateral received in connection with securities lending.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Ultra-Long Treasury Bond	76	Long	9/21/20	$16,579,875	$81,066
U.S. Long Treasury Bond	(6)	Short	9/21/20	(1,071,375)	(15,214)
U.S. Ultra 10-Year Treasury Note	(29)	Short	9/21/20	(4,567,047)	(35,251)
					$30,601

Calvert
Long-Term Income Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Futures Contracts — continued
At June 30, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended June 30, 2020, the Fund used futures contracts to hedge interest rate risk and to manage duration.
At June 30, 2020, the value of the Fund's investment in affiliated funds was $427,606, which represents 0.4% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended June 30, 2020 were as follows:
Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$ —	$5,249,369	$(4,821,763)	$ —	$ —	$427,606	$124	427,606
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$4,165,714	$ —	$4,165,714
Corporate Bonds	—	82,610,998	—	82,610,998
Preferred Stocks	1,177,944	—	—	1,177,944
Taxable Municipal Obligations	—	4,215,448	—	4,215,448
U.S. Government Agencies and Instrumentalities	—	445,249	—	445,249
U.S. Treasury Obligations	—	4,884,290	—	4,884,290
Short-Term Investments:
Other	—	427,606	—	427,606
Securities Lending Collateral	2,372,045	—	—	2,372,045
Total Investments	$3,549,989	$96,749,305	$ —	$100,299,294
Futures Contracts	$81,066	$ —	$ —	$81,066
Total	$3,631,055	$96,749,305	$ —	$100,380,360
Liability Description
Futures Contracts	$(50,465)	$ —	$ —	$(50,465)
Total	$(50,465)	$ —	$ —	$(50,465)
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2020 is not presented.

Calvert
Long-Term Income Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.